Schedule of Reportable Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Reportable Transaction [Line Items]
Plan name	Employee Stock Ownership Plan
EIN	64-0655312
Plan number	001
Investment, Identifier [Axis]: American Funds American Fund TD 2025
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2030
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2035
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2040
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2045
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2050
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2055
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2060
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: American Funds American Fund TD 2065
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BancPlus Corporation common stock
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BancPlus Corporation common stock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Aggressive
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Cons Growth
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Conservative
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Growth
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BankPlus Wealth Management BankPlus Wealth Mgmt Mod Growth
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BankPlus Wealth Management [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: BlackRock iShares MSCI EAFE Index Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	BlackRock [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Fidelity Fidelity 500 Index Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Goldman Sachs Financial Square Government Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Mutual Fund [Member]
Investment, Identifier [Axis]: Goldman Sachs Financial Square Government Fund Purchases
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	$ 8,164,258
Selling Price	0
Lease Rental	0
Expenses Incurred with Transaction	0
Purchases, Cost of Asset	8,164,258
Purchases, Current Value of Asset on Transaction Date	8,164,258
Net Gain or (Loss)	0
Investment, Identifier [Axis]: Goldman Sachs Financial Square Government Fund Sales
EBP, Schedule of Reportable Transaction [Line Items]
Purchase Price	0
Selling Price	13,847,163
Lease Rental	0
Expenses Incurred with Transaction	0
Sales, Cost of Asset	13,847,163
Sales, Current Value of Asset on Transaction Date	13,847,163
Net Gain or (Loss)	$ 0
Investment, Identifier [Axis]: Goldman Sachs Goldman Sachs GQG Partners Int'l
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Goldman Sachs [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Invesco Invesco QQQ Trust
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Invesco [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: JP Morgan JP Morgan Core Plus
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JP Morgan [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Loomis Sayles Loomis Sayles Investment Grade Bond Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Loomis Sayles [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Neuberger Berman Neuberger Berman Large Cap Value
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Neuberger Berman [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: PIMCO PIMCO Income Fund
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PIMCO [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Reliance Trust Reliance MetLife Stable Value
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Reliance Trust [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Investment, Identifier [Axis]: Vanguard Vanguard Emerging Markets ETF
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard Vanguard Inflation Protected Securities
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard Vanguard Mid Cap ETF
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard Vanguard Small Cap ETF
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: Vanguard Vanguard Total Bond Market ETF
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Vanguard [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Investment, Identifier [Axis]: William Blair William Blair Small-Mid Cap
EBP, Schedule of Reportable Transaction [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	William Blair [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]